VCA-2

Schedule of Investments (unaudited)

as of September 30, 2021

Description	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 2.1%
Airbus SE (France)*	17,529	$2,325,127
Raytheon Technologies Corp.	36,992	3,179,833

		5,504,960

Air Freight & Logistics — 0.5%
FedEx Corp.	5,600	1,228,024

Airlines — 0.8%
Delta Air Lines, Inc.*	52,467	2,235,619

Automobiles — 3.3%
General Motors Co.*	67,842	3,575,952
Tesla, Inc.*	6,534	5,066,986

		8,642,938

Banks — 8.8%
Bank of America Corp.	115,720	4,912,314
Citigroup, Inc.	44,952	3,154,732
JPMorgan Chase & Co.	41,988	6,873,016
PNC Financial Services Group, Inc. (The)	21,188	4,145,220
Truist Financial Corp.	70,611	4,141,335

		23,226,617

Beverages — 1.0%
PepsiCo, Inc.	17,610	2,648,720

Biotechnology — 0.8%
AbbVie, Inc.	20,213	2,180,376

Building Products — 1.4%
Johnson Controls International PLC	52,831	3,596,734

Capital Markets — 2.9%
Blackstone, Inc.	22,437	2,610,321
Goldman Sachs Group, Inc. (The)	13,434	5,078,455

		7,688,776

Chemicals — 2.4%
Dow, Inc.	42,484	2,445,379
Linde PLC (United Kingdom)	13,229	3,881,124

		6,326,503

Communications Equipment — 1.0%
Cisco Systems, Inc.	47,182	2,568,116

Consumer Finance — 2.3%
Capital One Financial Corp.	23,860	3,864,604
SLM Corp.	118,151	2,079,458

		5,944,062

Containers & Packaging — 1.0%
Crown Holdings, Inc.	26,295	2,650,010

Electrical Equipment — 0.7%
Emerson Electric Co.	19,548	1,841,422

Entertainment — 2.7%
Netflix, Inc.*	3,446	2,103,232
ROBLOX Corp. (Class A Stock)*	9,499	717,649
Sea Ltd. (Singapore), ADR*	3,593	1,145,197
Walt Disney Co. (The)*	18,761	3,173,798

		7,139,876

Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc.	7,270	1,389,079
American Campus Communities, Inc.	35,672	1,728,308
American Tower Corp.	6,011	1,595,380

		4,712,767

Food & Staples Retailing — 1.4%
Walmart, Inc.	26,150	3,644,787

Food Products — 1.0%
Mondelez International, Inc. (Class A Stock)	44,222	2,572,836

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	30,254	3,573,905
Align Technology, Inc.*	2,521	1,677,549
Zimmer Biomet Holdings, Inc.	18,240	2,669,606

		7,921,060

Health Care Providers & Services — 1.6%
Cigna Corp.	9,033	1,808,045
Laboratory Corp. of America Holdings*	8,962	2,522,266

		4,330,311

Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc. (Class A Stock)*	16,158	2,710,504
McDonald’s Corp.	9,435	2,274,873
Royal Caribbean Cruises Ltd.*	22,280	1,981,806

		6,967,183

Household Durables — 0.6%
DR Horton, Inc.	19,875	1,668,904

Household Products — 0.7%
Procter & Gamble Co. (The)	12,667	1,770,847

Industrial Conglomerates — 0.8%
General Electric Co.	20,870	2,150,236

Insurance — 4.0%
Chubb Ltd. (Switzerland)	22,730	3,943,200
Marsh & McLennan Cos., Inc.	12,792	1,937,093
MetLife, Inc.	48,147	2,972,114
RenaissanceRe Holdings Ltd. (Bermuda)	12,448	1,735,251

		10,587,658

Interactive Media & Services — 7.3%
Alphabet, Inc. (Class A Stock)*	2,928	7,828,067
Alphabet, Inc. (Class C Stock)*	968	2,580,020
Facebook, Inc. (Class A Stock)*	7,095	2,407,972

Match Group, Inc.*	16,293	2,557,838
Snap, Inc.*	32,536	2,403,434
ZoomInfo Technologies, Inc.*	21,965	1,344,038

		19,121,369

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.*	1,817	5,968,918
MercadoLibre, Inc. (Argentina)*	1,427	2,396,504

		8,365,422

IT Services — 6.3%
Adyen NV (Netherlands), 144A*	792	2,215,075
Mastercard, Inc. (Class A Stock)	6,435	2,237,321
Okta, Inc.*	7,198	1,708,373
PayPal Holdings, Inc.*	5,713	1,486,580
Shopify, Inc. (Canada) (Class A Stock)*	2,861	3,878,886
Snowflake, Inc. (Class A Stock)*	2,662	805,069
Square, Inc. (Class A Stock)*	11,720	2,810,925
Twilio, Inc.*	4,528	1,444,658

		16,586,887

Machinery — 2.5%
Deere & Co.	6,267	2,099,884
Fortive Corp.	25,897	1,827,551
Otis Worldwide Corp.	31,230	2,569,604

		6,497,039

Media — 0.6%
Comcast Corp. (Class A Stock)	26,081	1,458,710

Multi-Utilities — 2.3%
Ameren Corp.	26,898	2,178,738
Dominion Energy, Inc.	52,790	3,854,726

		6,033,464

Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	44,437	4,508,133
ConocoPhillips	69,779	4,728,923
Williams Cos., Inc. (The)	91,738	2,379,684

		11,616,740

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	7,120	2,135,502

Pharmaceuticals — 4.5%
AstraZeneca PLC (United Kingdom), ADR	48,556	2,916,273
Bristol-Myers Squibb Co.	39,033	2,309,583
Eli Lilly & Co	28,092	6,490,657

		11,716,513

Road & Rail — 1.3%
Uber Technologies, Inc.*	20,196	904,781
Union Pacific Corp.	12,890	2,526,569

		3,431,350

Semiconductors & Semiconductor Equipment — 5.5%
Broadcom, Inc.	7,797	3,780,999

Lam Research Corp.	2,990	1,701,759
NVIDIA Corp.	17,896	3,707,335
QUALCOMM, Inc.	16,134	2,080,963
Texas Instruments, Inc.	16,002	3,075,745

		14,346,801

Software — 5.2%
Adobe, Inc.*	4,709	2,711,065
DocuSign, Inc.*	5,678	1,461,688
HubSpot, Inc.*	2,419	1,635,462
Microsoft Corp	28,253	7,965,086

		13,773,301

Specialty Retail — 1.8%
Lowe’s Cos., Inc.	12,202	2,475,298
Ross Stores, Inc.	20,889	2,273,767

		4,749,065

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	19,919	2,818,539

Textiles, Apparel & Luxury Goods — 2.0%
Lululemon Athletica, Inc. (Canada)*	4,066	1,645,510
LVMH Moet Hennessy Louis Vuitton SE (France)	3,297	2,362,746
NIKE, Inc. (Class B Stock)	8,802	1,278,315

		5,286,571

Trading Companies & Distributors — 0.8%
United Rentals, Inc.*	6,280	2,203,840

TOTAL COMMON STOCKS (cost $159,677,854)		259,890,455

SHORT-TERM INVESTMENT — 1.2%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,138,574)(a)	3,138,574	3,138,574

TOTAL INVESTMENTS — 100.1% (cost $162,816,428)		263,029,029
Liabilities in excess of other assets — (0.1)%		(256,568)

NET ASSETS — 100.0%		$262,772,461

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).